LETTER TO STOCKHOLDERS

We are pleased to submit the financial statements of the Company for the nine months ended September 30, 1996, a schedule of investments and a list of principal changes in portfolio securities for the third quarter.

Net assets of the Company at September 30, 1996 were $23.81 per share as compared with $21.36 per share at December 31, 1995 on the 46,165,517 shares outstanding on each date. The total return on net assets (with reinvestment of income and capital gains distributions) for the period was 13.3%. On March 1, 1996, a distribution of $0.12 per share was paid consisting of $0.03 from 1995 short-term capital gain, $0.02 from 1995 investment income and $0.07 from 1996 investment income. All are taxable in 1996. Regular 1996 investment income dividends of $0.12 per share were paid to shareholders on June 1, 1996 and September 1, 1996.

Net investment income for the nine months ended September 30, 1996 amounted to $17,772,006 compared with $16,566,136 for the same period in 1995. These earnings are equal to $0.38 and $0.37 respectively, per share, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the nine months ended September 30, 1996 amounted to $51,725,334, the equivalent of $1.12 per share.

The Company is an internally managed equity fund whose investment policy is essentially based on the primary objectives of preservation of capital, the attainment of reasonable income from investments and, in addition, an opportunity for capital appreciation.



By order of the Board of Directors,



/s/ Douglas G. Ober        /s/ Joseph M. Truta

Douglas G. Ober,           Joseph M. Truta,

Chairman and Chief         President
Executive Officer

October 18, 1996

                       STATEMENT OF ASSETS AND LIABILITIES

                         September 30, 1996 (unaudited)

Assets
Investments* at value:
   Non-controlled affiliate, Petroleum & Resources
     Corporation (cost $22,153,015)                              $ 37,947,006
   Common stocks and convertible securities
     (cost $573,868,785)                                          928,227,127
   Short-term investments (cost $137,064,426)                     137,064,426   $1,103,238,559
------------------------------------------------------------------------------------------------

Cash                                                                                   143,047
Receivables:
   Investment securities sold                                                           43,274
   Dividends and interest                                                            2,108,296
Prepaid expenses and other assets                                                    3,300,468
------------------------------------------------------------------------------------------------

      Total Assets                                                               1,108,833,644

Liabilities
Investment securities purchased                                                      5,362,740
Open option contracts at value (proceeds $983,440)                                   1,804,615
Accrued expenses                                                                     2,316,213
------------------------------------------------------------------------------------------------

      Total Liabilities                                                              9,483,568

      Net Assets                                                                $1,099,350,076
================================================================================================

NET ASSETS
Common Stock at par value $1.00 per share, authorized 75,000,000
 shares; issued and outstanding 46,165,517 shares                                $  46,165,517
Additional capital surplus                                                         627,210,838
Undistributed net investment income                                                  4,384,352
Undistributed net realized gain on investments                                      52,258,211

Unrealized appreciation on investments                                             369,331,158
      Net Assets Applicable to Common Stock                                     $1,099,350,076
================================================================================================

      Net Asset Value Per Share of Common Stock                                         $23.81

*See Schedule of Investments on pages 6 through 8.
The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

                Nine Months Ended September 30, 1996 (unaudited)

Investment Income
   Income:
      Dividends:
         From unaffiliated issuers                                                                 $ 12,873,153
         From non-controlled affiliate                                                                  687,342
      Interest                                                                                        7,332,914
-----------------------------------------------------------------------------------------------------------------

         Total income                                                                                20,893,409

   Expenses:
      Investment research                                                                             1,232,876
      Administration and operations                                                                     635,234
      Directors' fees                                                                                   110,700
      Reports and stockholder communications                                                            195,810
      Transfer agent, registrar and custodian expenses                                                  301,962
      Auditing services                                                                                  43,462
      Legal services                                                                                    109,100
      Occupancy and other office expenses                                                               174,076
      Travel, telephone and postage                                                                     111,255
      Other                                                                                             206,928
-----------------------------------------------------------------------------------------------------------------

         Total expenses                                                                               3,121,403

         Net Investment Income                                                                       17,772,006

Realized Gain and Change in Unrealized Appreciation on Investments
   Net realized gain on security transactions                                                        51,690,967
   Net realized gain distributed by regulated investment company (non-controlled affiliate)              34,367
   Change in unrealized appreciation on investments                                                  60,241,409
-----------------------------------------------------------------------------------------------------------------

         Net Gain on Investments                                                                    111,966,743

Change in Net Assets Resulting from Operations                                                     $129,738,749
=================================================================================================================


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Nine Months         Year Ended
                                                                            Ended Sept. 30, 1996   Dec. 31, 1995
                                                                                (unaudited)
From Operations:
   Net investment income                                                     $   17,772,006        $ 22,394,045
   Net realized gain on investments                                              51,725,334          50,917,119
   Change in unrealized appreciation on investments                              60,241,409         155,573,255
------------------------------------------------------------------------------------------------------------------

      Change in net assets resulting from operations                            129,738,749         228,884,419

Dividends to Stockholders from:
   Net investment income                                                        (15,234,621)        (23,082,795)
   Net realized gain from investment transactions                                (1,384,966)        (50,604,589)
------------------------------------------------------------------------------------------------------------------

      Decrease in net assets from distributions                                 (16,619,587)        (73,687,384)

From Capital Share Transactions:
   Value of common shares issued in payment of optional distributions              -0-               32,736,279
------------------------------------------------------------------------------------------------------------------

      Total increase in net assets                                              113,119,162         187,933,314
Net Assets:

   Beginning of period                                                          986,230,914         798,297,600
   End of period (including undistributed net investment
     income of $4,384,352 and $1,846,967, respectively)                      $1,099,350,076        $986,230,914
==================================================================================================================

The accompanying notes are an integral part of the financial statements.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments are stated at cost which, when combined with accrued interest receivable, approximates value. Options are valued at the last sale price or last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities including options, at September 30, 1996 was $734,413,272, and net unrealized appreciation aggregated $369,808,727, of which the related gross unrealized appreciation and depreciation were $380,619,945 and $10,811,218, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

Purchases and sales of portfolio securities, other than options and short-term investments, during the nine months ended September 30, 1996 were $157,179,639 and $174,704,591, respectively. Option transactions comprised an insignificant portion of operations during the period ended September 30, 1996. All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. Capital Stock

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. No purchases were made during the nine months ended September 30, 1996.

The Company has 10,000,000 unissued preferred shares without par value.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,050,000 shares of the Company's common stock at 100% of the fair market value at date of grant. There were 271,334 stock options and stock appreciation rights that expired unissued. Options are exercisable beginning not less than one year after the date of grant and extend over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the optionees to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the common stock at the date of surrender. Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. During the nine months ended September 30, 1996, no options or stock appreciation rights were granted; stock appreciation rights relating to 50,722 stock option shares were exercised at market prices of $18.500-$19.125 per share and the stock options relating to these rights which had exercise prices of $9.175-$16.455 per share were cancelled. At September 30, 1996, there were outstanding exercisable options to purchase 147,278 common shares at $8.740-$16.425 per share and unexercisable options to purchase 319,250 common shares at $14.4550-$18.4075 per share. At September 30, 1996, there were 943,376 shares available for future option grants.

5. Retirement Plans

The Company provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 36 months of employment. The Company's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes.

The actuarially computed net pension cost credit for the six months ended September 30, 1996 was $326,634 and consisted of service expense of $131,337, interest expense of $225,411, expected return on plan assets of $529,038, and a net amortization credit of $154,344.

In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted-average discount rate and the expected rate of annual salary increases was 7.0% and the expected long-term rate of return on plan assets was 8.0%.

On January 1, 1996, the accumulated benefit obligation, including vested benefits, was $3,553,626. The fair value of the plan assets was $8,912,506 and the projected benefit obligation for service rendered to date was $4,388,767. This resulted in excess plan assets of $4,523,739 of which $747,869 is the remaining portion of the unrecognized net asset existing at January 1, 1987 which is being amortized over 15 years. Prepaid pension cost included in other assets at September 30, 1996 was $2,987,091.

In addition, the Company has a nonqualified unfunded benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Company does not provide postretirement medical benefits.

6. Expenses

Aggregate remuneration paid or accrued during the nine months ended September 30, 1996 to officers and directors amounted to $1,740,853 of which $110,700 was paid as fees to directors who were not officers.

Research, accounting and other office services provided to and reimbursed by the Company's non-controlled affiliate, Petroleum & Resources Corporation, amounted to $410,931 for the nine months ended September 30, 1996.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit, the value of which exceeds the market value of such loaned securities. At September 30, 1996, the value of security loans outstanding was $31,987,925.


                              FINANCIAL HIGHLIGHTS



                                       Nine Months Ended
                                          (unaudited)                     Year Ended December 31
                                     Sept. 30,  Sept. 30,  ---------------------------------------------------
                                       1996       1995        1995       1994       1993      1992      1991
                                     ---------  ---------   --------   --------   --------  --------  --------
Per Share Operating Performance
Net asset value, beginning of period  $21.36     $17.98      $17.98     $19.78     $20.48    $20.21    $16.82
-----------------------------------------------------------------------------------------------------------------

Net investment income                   0.38       0.37        0.50       0.51       0.48      0.46      0.53
Net realized gains and change in
   unrealized appreciation and other
   changes                              2.43       3.64        4.54      (0.71)      1.18      1.43      4.49
-----------------------------------------------------------------------------------------------------------------

Total from investment operations        2.81       4.01        5.04      (0.20)      1.66      1.89      5.02
Less distributions
Dividends from net investment
   income                              (0.33)     (0.33)      (0.52)     (0.50)     (0.45)    (0.46)    (0.54)
Distributions from net realized gains  (0.03)     (0.03)      (1.14)     (1.10)     (1.18)    (1.16)    (1.09)
Total distributions                    (0.36)     (0.36)      (1.66)     (1.60)     (1.63)    (1.62)    (1.63)
Dilution resulting from the rights
   offering                              --         --         --         --        (0.73)      --       --
Net asset value, end of period        $23.81     $21.63      $21.36     $17.98     $19.78    $20.48    $20.21
=================================================================================================================

Per share market price, end of period $20.125    $18.375     $18.50     $15.625    $17.875   $20.00    $19.00
Total Investment Return
Based on market price                  10.8%      20.1%       29.5%      (3.7)%     (2.7)%    14.1%     41.0%
Ratios/Supplemental Data
Net assets, end of period
   (in 000's)                       $1,099,350  $960,174    $986,231   $798,298   $840,610  $696,925  $661,896
Ratio of expenses to average
   net assets                           0.40%+     0.45%+      0.46%      0.33%      0.36%     0.49%     0.58%
Ratio of net investment income to
   average net assets                   2.29%+     2.53%+      2.51%      2.65%      2.33%     2.30%     2.74%
Portfolio turnover                     22.84%+    23.99%+     23.98%     19.23%     21.40%    17.97%    17.64%
Average brokerage commission rate      $0.07        --          --         --         --        --       --
Number of shares outstanding at
   end of period (in 000's)            46,166     44,390      46,166     44,390     42,498    34,027    32,747
=================================================================================================================

+ Ratios presented on an annualized basis.

          This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report.

                             SCHEDULE OF INVESTMENTS

                         September 30, 1996 (unaudited)

                                        Prin. Amt.
                                        or Shares    Value(A)
Stocks And Convertible
   Securities -- 87.9%
 Basic Materials -- 3.2%
   Air Products & Chemicals, Inc.        160,000  $ 9,320,000
   Consolidated Papers, Inc.             100,000    5,212,500
   Inco Ltd. 7.75% Conv.
      Debs. due  2016                 $5,000,000    5,225,000
   Kimberly-Clark Corp.                  170,000   14,981,250
                                                  -----------
                                                   34,738,750
                                                  -----------
 Capital Goods  -- 10.3%
   Boeing Co.                             89,100    8,419,950
   Cemex, S.A. de C.V. 4.25%
      Conv. Sub. Debs. due 1997(B)    $4,000,000    3,830,000
   Cooper Industries, Inc. 7.05%
      Conv. Sub. Debs. due 2015       $4,540,000    4,959,950
   Deere & Co.                           270,000   11,340,000
   Dover Corp.                            34,200    1,633,050
   Emerson Electric Co.                   36,500    3,289,563
   General Electric Co.                  350,000   31,850,000
   The BFGoodrich Co.                    110,000    4,963,750
   Granite Construction Inc.             365,000    7,573,750+
   Minnesota Mining &
      Manufacturing Co.                  190,000   13,252,500
   Pall Corp.                            265,000    7,486,250
   Rockwell International Corp.          250,000   14,093,750
                                                  -----------
                                                  112,692,513
                                                  -----------
 Consumer -- 14.1%
   Consumer Distribution -- 1.7%
   Borders Group, Inc. (C)               195,000    7,263,750
   Dillard Department Stores, Inc.       200,000    6,450,000
   Home Depot, Inc.                       90,000    5,118,750
                                                  -----------
                                                   18,832,500
                                                  -----------
   Consumer Services  -- 3.6%
   Brinker International, Inc. (C)       345,000    5,865,000
   Cracker Barrel Old Country
      Store, Inc.                        350,000    7,918,750+
   McDonald's Corp.                      315,000   14,923,125
   Scandinavian Broadcasting
      System SA 7.25% Conv. Sub.
      Debs. due 2005                  $3,000,000    3,007,500+
   Time Warner Inc.                      150,000    5,775,000
   USWEST Media Group, Inc. (C)          150,000    2,531,250
                                                  -----------
                                                   40,020,625
                                                  -----------


                                        Prin. Amt.
                                        or Shares    Value(A)
   Consumer Staples -- 8.8%
   CPC International Inc.                127,500  $ 9,546,563
   Campbell Soup Co.                     190,000   14,820,000
   Coca-Cola Co.                         180,000    9,157,500
   Crown Cork &
      Seal Co., Inc.                     205,000    9,455,625
   Duracell International Inc.           265,000   16,972,429
   Houghton Mifflin Co.                  175,400    8,265,725
   International Flavors &
      Fragrances, Inc.                   100,000    4,362,500
   Interstate Bakeries Corp.              83,400    3,044,100
   PepsiCo, Inc.                         320,000    9,040,000
   Procter & Gamble Co.                  125,000   12,187,500
                                                  -----------
                                                   96,851,942
                                                  -----------
 Energy -- 9.0%
   British Petroleum plc ADR              80,000   10,000,000
   Enron Corp. 6.25%
      Exch. Notes due 1998               411,900    9,679,650
   MCN Corp.                             400,000   10,750,000
   Mobil Corp.                            60,000    6,945,000
   Petroleum & Resources
      Corporation (D)                  1,145,570   37,947,006
   Royal Dutch Petroleum Co.              45,000    7,025,625
   Schlumberger Ltd.                      54,200    4,579,900
   Texaco Inc.                            15,000    1,380,000
   Union Pacific Resources Group Inc.    165,000    4,620,000
   Unocal Capital Trust
     $3.125 Conv. Pfd.                   111,600    5,914,800+
                                                  -----------
                                                   98,841,981
                                                  -----------
 Financial -- 11.3%
   Banking -- 6.3%
   Associates First Capital Corp.
      Ser. A                              75,000    3,075,000
   Federal Home Loan Mortgage Corp.       90,000    8,786,250
   Investors Financial Services Corp.    160,000    4,120,000+
   Mellon Bank Corp.                     165,000    9,776,250
   National City Corp.                    80,000    3,370,000
   Norwest Corp.                         330,000   13,447,500
   Peoples Heritage Financial Group      237,000    5,539,875+
   Provident Bankshares Corp.            131,250    4,642,969+
   Wachovia Corp.                        210,000   10,395,000
   Wilmington Trust Corp.                185,000    6,613,750+
                                                  -----------
                                                   69,766,594
                                                  -----------

                         September 30, 1996 (unaudited)


                                        Prin. Amt.
                                        or Shares    Value(A)
   Insurance -- 5.0%
   AMBAC Inc.                            199,800  $11,138,850
   American International Group, Inc.    180,000   18,135,000
   Lincoln National Corp.                140,000    6,142,500
   Reinsurance Group of America, Inc.    199,900    8,770,613
   Salomon Inc. 7.625% Exch. Notes
      due 1999 (B)                       375,000   10,500,000
                                                  -----------
                                                   54,686,963
 Health Care -- 9.4%
   Drugs -- 4.5%
   Elan Corp., plc ADR (C)               460,000   13,742,500
   Lilly (Eli) & Co.                     169,200   10,913,400
   Merck & Co., Inc.                     190,000   13,371,250
   SmithKline Beecham plc ADR            180,000   10,957,500
                                                  -----------
                                                   48,984,650
                                                  -----------
   Medical Supplies and Services -- 4.9%
   Abbott Laboratories                   290,000   14,282,500
   Allergan, Inc.                        151,300    5,768,313
   Beckman Instruments, Inc.             175,000    6,803,125
   Integrated Health Services, Inc.
      5.75% Conv. Sub. Debs. due 2001 $6,675,000    6,541,500
   Integrated Health Services, Inc.
      6% Conv. Sub. Debs. due 2003      $500,000      491,250
   Life Technologies, Inc.               307,500    6,918,750+
   MedPartners Inc. (C)                  363,000    8,258,250
   ONCOR, Inc. (C)                       900,000    4,669,200
   OPTION Care, Inc. (C)                  71,500      473,688+
                                                  -----------
                                                   54,206,576
                                                  -----------
 Technology -- 13.8%
   Communication Equipment  -- 3.6%
   Ericsson (L.M.) Telephone Co. 4.25%
      Conv. Sub. Debs. due 2000         $120,000      411,600+
   Ericsson (L.M.) Telephone Co. ADR     440,000   11,165,000+
   Motorola, Inc. LYONs due 2009        $650,000      625,625
   Motorola, Inc.                        160,000    8,240,000
   Nokia Corp. Pfd. ADR                  150,000    6,637,500
   Northern Telecom Ltd.                 215,000   12,416,250
                                                  -----------
                                                   39,495,975
                                                  -----------
   Computer Related -- 6.9%
   American Express Co. 6.25%
      DECS due 1996                      210,000   14,070,000
   Computer Sciences Corp.(C)            136,000   10,455,000
   DST Systems Inc. (C)                  175,000    5,600,000
   Electronic Data Systems Corp.         168,936   10,368,447
   Keane, Inc. (C)                       270,000   12,960,000
   QuickResponse Services, Inc. (C)      218,000    8,120,500+
   Sterling Software, Inc. (C)           195,000   14,893,125
                                                  -----------
                                                   76,467,072
                                                  -----------


                                        Prin. Amt.
                                        or Shares    Value(A)
   Electronics -- 3.3%
   Intel Corp.                            85,000  $ 8,112,230+
   Itron, Inc. (C)                       121,000    3,176,250+
   Solectron Corp. (C)                   240,000   11,760,000
   Verifone, Inc. (C)                    292,500   13,089,375
                                                  -----------
                                                   36,137,855
                                                  -----------
 Transportation -- 4.2%
   AMR Corp. (C)                          57,000    4,538,625
   Delta Air Lines, Inc.                 150,071   10,805,112
   Illinois Central Corp.                210,000    6,641,250
   Ryder System, Inc.                    500,000   14,812,500
   Union Pacific Corp.                   130,000    9,522,500
                                                  -----------
                                                   46,319,987
                                                  -----------
 Utilities -- 12.5%
   Electric And Gas Utilities-- 4.9%
   Black Hills Corp.                     300,600    7,778,025
   CINergy Corp.                         300,000    9,262,500
   DPL Inc.                              400,000    9,350,000
   Empresa Nacional de
      Electricidad, S.A. ADR             150,000    8,906,250
   LG&E Energy Corp.                     250,000    5,562,500
   TECO Energy, Inc.                     300,000    7,125,000
   Washington Gas Light Co.              257,000    5,654,000
                                                  -----------
                                                   53,638,275
                                                  -----------
   Telephone Utilities -- 7.6%
   AT&T Co.                              200,000   10,450,000
   AirTouch Communications (C)           200,000    5,525,000
   Ameritech Corp.                       155,000    8,156,875
   Bell Atlantic Corp.                   100,000    5,987,500
   BellSouth Corp.                       220,000    8,140,000
   First Chicago Corp. 5.50%
      DECS due 1997                      120,000    2,295,000
   GTE Corp.                             250,000    9,625,000
   LCI International, Inc. (C)           300,000    9,525,000
   MFS Communications Co. (C)            200,000    8,725,000+
   SBC Communications Inc.               200,000    9,625,000
   Tele Danmark A/S ADS                  260,000    6,142,500
                                                  -----------
                                                   84,196,875
                                                  -----------
 Other -- 0.1%
   Stocks under accumulation                          295,000
                                                  -----------
 Total Stocks and Convertible
   Securities
   (Cost $596,021,800)(E)                         966,174,133
                                                  -----------

                         September 30, 1996 (unaudited)


                                       Prin. Amt.     Value(A)
Short-Term Investments -- 12.5%
   Certificates of Deposit -- 5.6%
   Bank One, Akron, N.A.,
      5.23%, due 10/24/96             $10,000,000   $10,000,000
   Fifth Third Bank, Cincinnati,
      5.25%, due 10/10/96              10,000,000    10,000,000
   First Alabama Bank, Birmingham,
      5.23%, due 10/3/96                6,445,000     6,445,000
   Mercantile-Safe Deposit &
      Trust Co., 5.45%,
      due 10/3/96-10/10/96             10,000,000    10,000,000
   Northern Trust Co., Chicago,
      5.28%, due 10/31/96               5,180,000     5,180,000
   SouthTrust Bank of Alabama,
      5.24%, due 10/17/96               5,000,000     5,000,000
   U.S. National Bank of Oregon,
      5.30%, due 10/31/96               5,000,000     5,000,000
   Wachovia Bank of Georgia N.A.,
      5.28%, due 10/31/96              10,000,000    10,000,000
                                                    -----------
                                                     61,625,000
                                                    -----------
   Commercial Paper -- 6.9%
   Chevron Oil Finance Co.,
      5.30%, due 10/17/96               4,021,000     4,011,250
   Chevron UK Investment PLC,
      5.34%, due 10/24/96               5,900,000     5,879,279



                                        Prin. Amt.      Value(A)
   Coca-Cola Co.,
      5.29%, due 10/24/96             $10,000,000   $ 9,965,209
   Deere (John)Capital Corp.,
      5.25-5.30%,
      due 10/17/96-10/24/96             9,926,000     9,896,894
   Disney (Walt) Co.,
      5.25%, due 10/10/96               1,636,000     1,633,745
   Ford Motor Credit Corp.,
      5.33-5.34%, due 10/24/96          9,925,000     9,890,217
   General Electric Capital Corp.,
      5.25%, due 10/3/96               10,000,000     9,996,998
   Penney (J.C.) Funding Corp.,
      5.27%, due 10/3/96               10,000,000     9,996,986
   PepsiCo, Inc.,
      5.21-5.35%,
      due 10/2/96-10/3/96               8,155,000     8,152,574
   USAA Capital Corp.,
      5.33%, due 10/16/96               6,030,000     6,016,274
                                                 --------------
                                                     75,439,426
                                                 --------------
Total Short-Term Investments
   (Cost $137,064,426)                              137,064,426
                                                 --------------
Total Investments
   (Cost $733,086,226)                            1,103,238,559
   Cash, receivables and other
      assets, less liabilities                       (3,888,483)
                                                 --------------
Net Assets -- 100.0%                             $1,099,350,076
                                                 ==============

Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the Toronto Stock Exchange except restricted securities and also those marked (+), which are traded "Over-the-Counter."
(B) Restricted securities (Cemex, S.A. de C.V. 4.25% Conv. Sub. Debs. due 1997, acquired 9/28/94, cost $4,053,999, Salomon Inc. 7.625% Exch. Notes due 1999, acquired 5/8/96, cost $10,017,100).
(C) Presently non-dividend paying.
(D) Non-controlled affiliate.
(E) The aggregate market value of stocks held in escrow at September 30, 1996 covering open call contracts written was $15,577,500. In addition, the required aggregate market value of securities segregated by the custodian to collateralize open put option contracts written was $14,492,500.


                         HISTORICAL FINANCIAL STATISTICS

                                                                        Net         Dividends   Distributions
                                                                       Asset          from           from
                                                       Common          Value     Net Investment  Net Realized
                                     Value of          Shares           per          Income          Gains
Dec. 31                             Net Assets       Outstanding       Share        per Share      per Share
1986...........................   $ 468,344,507      24,004,882       $19.51          $.71           $3.74
1987...........................     427,225,965      26,833,998        15.92           .78            2.66
1988...........................     455,825,580      28,295,508        16.11           .50            1.32
1989...........................     550,091,129      29,982,939        18.35           .70            1.36
1990...........................     529,482,769      31,479,340        16.82           .66            1.06
1991...........................     661,895,779      32,747,497        20.21           .54            1.09
1992...........................     696,924,779      34,026,625        20.48           .46            1.16
1993...........................     840,610,252      42,497,665        19.78           .45            1.18
1994...........................     798,297,600      44,389,990        17.98           .50            1.10
1995...........................     986,230,914      46,165,517        21.36           .52            1.14
September 30, 1996 (unaudited)    1,099,350,076      46,165,517        23.81           .33             .03

                    PRINCIPAL CHANGES IN PORTFOLIO SECURITIES

          During the Three Months Ended September 30, 1996 (unaudited)

                                                                Shares
                                          --------------------------------------------------
                                                                                  Held
                                           Additions        Reductions       Sept. 30, 1996
                                          -------------    ------------     ----------------
Delta Air Lines, Inc.                        118,751(1)                           150,071
Dover Corp.                                   34,200                               34,200
Elan Corp.                                   230,000(2)                           460,000
Intel Corp.                                   35,000                               85,000
Interstate Bakeries Corp.                     83,400                               83,400
Investors Financial Services Corp.           110,000                              160,000(3)
Itron, Inc.                                  121,000                              121,000
Life Technologies, Inc.                      102,500(2)                           307,500
MFS Communications Co.                       200,000                              200,000
MedPartners Inc.                             363,000(4)                           363,000
Minnesota Mining & Manufacturing Co.          65,000                              190,000
Norwest Corp.                                 40,000                              330,000
Ryder Systems, Inc.                          100,000                              500,000
Salomon Inc. 7.625% Exch. Notes due 1999      35,000                              375,000
Solectron Corp.                              240,000                              240,000
Union Pacific Resources Group Inc.           165,000                              165,000
Unocal Capital Trust $3.125 Conv. Pfd.       111,600(5)                           111,600
AMP Inc.                                                        100,000             --
British Petroleum plc ADR                                        30,577           80,000
Consolidated Natural Gas Co.                                    115,800             --
Great Western Financial Corp.                                   425,000             --
Home Depot, Inc.                                                173,870            90,000
Houghton Mifflin Co.                                             42,500           175,400
International Flavors & Fragrances, Inc.                         90,000           100,000
Keane, Inc.                                                     130,000           270,000
Nabisco Holdings Corp.                                           50,000             --
Northern Telecom Ltd.                                            35,000           215,000
Royal Dutch Petroleum Co.                                        10,000           45,000
Sterling Software, Inc.                                          50,000           195,000
Texaco Inc.                                                      74,000           15,000
Wells Fargo &Co.                                                 20,000             --
Wisconsin Energy Corp.                                          129,000             --
--------------------------------------------------------------------------------------------

(1) Received .7605 shares for each share of Delta Air Lines, Inc. $3.50 Ser. C Conv. Pfd., and purchased additional 10,000 shares.
(2) By stock split.
(3) Includes shares previously listed under "Stocks under Accumulation" in the Schedule of Investments.
(4) Received 1.21 shares for each share of Caremark International Inc.
(5) Received 1.116 shares for each share of Unocal Corp. $3.50 Conv. Pfd.

                       DIVIDEND PAYMENT SCHEDULE AND THE
                      AUTOMATIC DIVIDEND REINVESTMENT PLAN

The Company presently pays dividends four times a year, as follows: (a) Three interim investment income dividends on or about March, June and September 1st.
(b) A "year-end" payment consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31st, payable in late December. Stockholders may elect to receive this payment in stock or cash. In connection with this payment, all stockholders of record are sent a dividend announcement notice and an election card in mid-November. The following options are available:

(1) Full shares of stock for the combined income dividend and capital gain distribution to the extent possible.

(2) Full shares of stock for the capital gain distribution to the extent possible. Fractional shares and the income dividend are paid in cash. Without a timely response, stockholders will be paid in accordance with this option.

(3) Both the income dividend and capital gain distribution in cash.

Stockholders holding shares in "street" or brokerage accounts may make one of the above elections by notifying their brokerage house representative.

Stockholders of record of Adams stock have two additional ways to increase their investment in the Company.

The Bank of New York's Automatic Dividend Reinvestment Plan provides that its participants' four distributions are automatically invested in additional shares of Adams common stock. New shares acquired are held on a book basis by the Bank.

Additionally, after the participants' first dividend is reinvested, they are eligible to make cash payments in any amount from $25.00.

The Bank provides participants with reinvestment confirmations after each dividend or cash payment. The Bank's fee for this service is 10% of the amount received up to a maximum of $2.50 for the interim dividend payments and cash payments. There is no charge for the "year-end" distribution.

The Bank's plan also provides for the deposit of certificate shares into the participant's "book share" account for a one-time charge of $5.00.

A brochure and enrollment card may be obtained by calling the Bank at (800) 432-8224 or by writing to:

                              The Bank of New York
                              Dividend Reinvestment
                                 P.O. Box 11258
                              Church Street Station
                               New York, NY 10277

                                  Common Stock
                      Listed on the New York Stock Exchange
                         and the Pacific Stock Exchange
               Transfer Agent, Registrar & Custodian of Securities
                              The Bank of New York
                             101 Barclay Street, 11E
                               New York, NY 10007
           The Bank's Shareholder Relations Department: (800) 432-8224
               The Company Office Address: Seven St. Paul Street,
                        Suite 1140, Baltimore, MD 21202
         The Company Office Telephone: (410) 752-5900 or (800) 638-2479
                       Counsel: Chadbourne & Parke L.L.P.
                Independent Accountants: Coopers & Lybrand L.L.P.

                            THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac(3,4)              Augustine R. Marusi(1,3)
Leigh Carter(1,3)                  W. Perry Neff(1,4)
Allan Comrie(2,4)                  Douglas G. Ober(1)
Daniel E. Emerson(1,3)             Landon Peters(1,3)
Thomas H. Lenagh(2,4)              John J. Roberts
W.D. MacCallan(2,4)                Robert J.M. Wilson(1,2)


1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Committee

Officers

Douglas G. Ober                Chairman and
                                 Chief Executive Officer
Joseph M. Truta                President
Richard F. Koloski             Executive Vice President
Joan E. Sinclair               Vice President--Research
Richard B. Tumolo              Vice President--Research
Simeon F. Wooten, III          Vice President--Research
J. G. Whitney                  Vice President and Secretary
Maureen A. Jones               Treasurer
R. M. Carlsson                 Assistant Treasurer
Geraldine H. Stegner           Assistant Secretary


                  Stock Data

Price (9/30/96)                          $20.125
Net Asset Value (9/30/96)                $23.81
Discount:                                 15.5%

New York Stock Exchange and Pacific Stock Exchange ticker symbol: ADX Newspaper stock listings are generally under the abbreviation: AdaEx


             Distributions in 1996

From Investment Income                    $0.33
From Net Realized Gains                    0.03
    Total                                 $0.36


          1996 Dividend Payment Dates

                March 1, 1996
                June 1, 1996
                September 1, 1996
                December 27, 1996*

            *Anticipated

[Recycled logo] Printed on recycled paper


                              THIRD QUARTER REPORT

                               September 30, 1996



               [Adams Express Company Logo][Registration symbol]




                            BUILDING FOR THE FUTURE
                  WITH SOLID INVESTMENTS[Registration symbol]